UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02405

Name of Fund: BlackRock Balanced Capital Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Balanced Capital Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30

Date of reporting period: 07/01/2017 – 06/30/2018

Item 1 – Proxy Voting Record – Attached hereto.

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ICA File Number: 811-02405
Reporting Period: 07/01/2017 - 06/30/2018
BlackRock Balanced Capital Fund, Inc.

==================== BlackRock Balanced Capital Fund, Inc. =====================

VANGUARD BOND INDEX FUNDS -VANGUARD TOTAL BOND MARKET II INDEX FUND

Ticker:       BND            Security ID:  921937835
Meeting Date: NOV 15, 2017   Meeting Type: Special
Record Date:  AUG 16, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mortimer J. Buckley      For       For          Management
1.2   Elect Director Emerson U. Fullwood      For       For          Management
1.3   Elect Director Amy Gutmann              For       For          Management
1.4   Elect Director JoAnn Heffernan Heisen   For       For          Management
1.5   Elect Director F. Joseph Loughrey       For       For          Management
1.6   Elect Director Mark Loughridge          For       For          Management
1.7   Elect Director Scott C. Malpass         For       For          Management
1.8   Elect Director F. William McNabb, III   For       For          Management
1.9   Elect Director Deanna Mulligan          For       For          Management
1.10  Elect Director Andre F. Perold          For       For          Management
1.11  Elect Director Sarah Bloom Raskin       For       For          Management
1.12  Elect Director Peter F. Volanakis       For       For          Management
2     Approve Manager of Managers             For       For          Management
      Arrangement with Third-Party
      Investment Advisors
3     Approve Manager of Managers             For       For          Management
      Arrangement with Wholly-owned
      Subsidiaries of Vanguard
7     Institute Procedures to Prevent         Against   Against      Shareholder
      Investments in Companies that
      Contribute to Genocide or Crimes
      Against Humanity

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Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Balanced Capital Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Balanced Capital Fund, Inc.

Date:	August 30, 2018